SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Los Angeles, and State of California on the 29th day of August, 2001.

     EMERGING MARKETS GROWTH FUND, INC.
     By: Roberta A. Conroy
     /s/ Roberta C. Conroy
     Roberta A. Conroy
     Senior Vice President

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the date(s) indicated.

           Signature                        Title

(1)        Principal Executive Officer:

           Nancy Englander
           /s/ Nancy Englander              President
           Nancy Englander

(2)        Principal Financial Officer and
           Principal Accounting Officer:

           Michael A. Felix
           /s/ Michael A. Felix             Vice President
           Michael A. Felix                 and Treasurer

(3)        Directors:

           R. Michael Barth*                Director
           Collette D. Chilton*             Director
           Nancy Englander*                 Director
           David I. Fisher*                 Director
           Khalil Foulathi*                 Director
           Beverly L. Hamilton*             Director
           David F. Holstein*               Director
           Raymond Kanner*                  Director
           Helmut Mader*                    Director
           William Robinson*                Director
           Gerrit Russelman*                Director
           Aje K. Saigal*                   Director
           Nestor V. Santiago*              Director
           Walter P. Stern*                 Director
           Shaw B. Wagener*                 Director


*By: Roberta A. Conroy
/s/ Roberta A. Conroy
Roberta A. Conroy, Attorney-in-Fact